Dividends	12 Months Ended
May 03, 2014
Dividends
20.	Dividends

The Company paid a dividend to preferred shareholders in the amount of $15,768 and $15,767 in fiscal 2014 and fiscal 2013, respectively.

The Company paid no dividends to common stockholders during fiscal 2014 and 2013.